Material Events in the Reporting Period	9 Months Ended
Sep. 30, 2018
Material Events In Reporting Period
MATERIAL EVENTS IN THE REPORTING PERIOD

NOTE 3 -	MATERIAL EVENTS IN THE REPORTING PERIOD

A.	On June 21 and June 25, 2018, the Company entered into private placement agreements with several leading Israeli institutional investors and several private investors. Pursuant to the terms of the private placements, which totaled $12,351 (NIS 45,000), gross, the Company issued 21,963,411 Ordinary Shares at a price per share of NIS 2.05 (approximately $0.56 per ordinary share, or $2.81 per ADS). In addition, the Company issued warrants to purchase 21,963,411 Ordinary Shares at an exercise price of $0.80 per share (approximately $4 per ADS), exercisable for a period of 24 months. After deducting closing costs and fees, the Company received net proceeds of approximately $11,208.

B.	On January 10 and July 12, 2018 the Company increased its holdings in Rail Vision Ltd (“Rail Vision”) by exercising warrants into 22,972 of Rail Vision’s ordinary shares for an aggregate amount of $4,479. See also note 5B.

C.	On March 25, 2018, the Company issued options to purchase 1,930,000 Ordinary Shares to its employees at an exercise price of NIS 3.78 (approximately $1.08 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on December 31, 2020. The total aggregated fair value of the options as of the grant date was $479.

On June 18, 2018, the Company issued options to purchase 100,000 Ordinary Shares to its chairman of the board of directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on March 31, 2021. The total aggregated fair value of the options as of the grant date was $16.

The grant date fair value of the options granted was measured based on the Black-Scholes option pricing model. with the following weighted-average assumptions weighted average volatility of 68%, risk free interest rates of 0.48-0.58%, dividend yields of 0% and a weighted average life of the options of 3 years.

D.	During the reporting period, the Company issued to service providers options to purchase 600,000 Ordinary Shares at an average exercise price NIS 3.63. 500,000 of the options shall vest equally over a period of 4 quarter ending January 1, 2019. 100,000 of the options shall vest as One third of the options shall vest after one year and the balance of the remaining options shall vest equally over 8 quarters until fully vested on March 31, 2021.